Trade and other receivables - ECL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (28,258)
Ending balance	(18,710)	$ (28,258)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	5,101
Ending balance	2,927	5,101
ECL of trade and other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	(23,157)
Ending balance	(15,782)	(23,157)
ECL of trade and other receivables | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	5,101	7,536
Provision for expected credit losses	715	1,054
Write-off	(2,427)	(1,357)
Effect of translation	(462)	(2,132)
Ending balance	$ 2,927	$ 5,101